Offerings - Offering: 1	Jul. 28, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	300,000
Proposed Maximum Offering Price per Unit	3.46
Maximum Aggregate Offering Price	$ 1,038,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 158.92
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the registration statement on Form S-8 to which this exhibit relates shall also cover any additional shares of the common stock, $0.001 par value ( “Common Stock”), of Air Industries Group that become issuable with respect to the securities identified in the above table, by reason of any stock dividend, stock splits, reverse stock splits, recapitalizations, reclassifications, mergers, split-ups, reorganizations, consolidations and other capital adjustments effected without receipt of consideration that increases the number of outstanding shares of Common Stock.

Represents shares of Common Stock to be issued pursuant to the grant, vesting or exercise of awards under the Air Industries Group 2022 Equity Incentive Plan, as amended and restated.

Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, based on $3.46, the closing sales price of a share of Common Stock as reported on the NYSE American on July 28, 2025.